INCOME TAXES - Schedule of Tax losses year of expiration (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Tax losses expiry
Non-recognized losses	$ (168)	$ (253)
Recognized losses		(1)
Other credits carried forward expiry
Non-recognized credits	0	(303)
Recognized credits		0
Unused tax losses
Tax losses expiry
Non-recognized DTA	15	65
Deferred tax assets		0
Other credits carried forward expiry
Non-recognized DTA	15	65
Deferred tax assets		0
Unused tax credits
Tax losses expiry
Non-recognized DTA	0	78
Deferred tax assets		0
Other credits carried forward expiry
Non-recognized DTA	0	78
Deferred tax assets		0
Indefinite
Tax losses expiry
Non-recognized losses	(168)	(253)
Recognized losses		(1)
Other credits carried forward expiry
Non-recognized credits	0	(303)
Recognized credits		0
Indefinite | Unused tax losses
Tax losses expiry
Non-recognized DTA	15	65
Deferred tax assets		0
Other credits carried forward expiry
Non-recognized DTA	15	65
Deferred tax assets		0
Indefinite | Unused tax credits
Tax losses expiry
Non-recognized DTA	0	78
Deferred tax assets		0
Other credits carried forward expiry
Non-recognized DTA	$ 0	78
Deferred tax assets		$ 0